UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-08343
                                                     ---------

                           Phoenix Investment Trust 97
               --------------------------------------------------
               (Exact name of registrant as specified in charter)


                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)



             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,               John H. Beers, Esq.
    Counsel and Secretary for Registrant          Vice President and Secretary
       Phoenix Life Insurance Company            Phoenix Life Insurance Company
              One American Row                          One American Row
         Hartford, CT 06103-2899                     Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                       Date of fiscal year end: August 31
                                                ---------

                   Date of reporting period: February 28, 2006
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.




                                                               FEBRUARY 28, 2006


SEMIANNUAL REPORT

o  PHOENIX SMALL-CAP VALUE FUND

o  PHOENIX VALUE EQUITY FUND




[GRAPHIC OMITTED]
Get Fund documents by e-mail instead.

Eligible shareholders may sign up for E-Delivery at PhoenixFunds.com.





TRUST NAME: PHOENIX INVESTMENT TRUST 97

[GRAPHIC OMITTED] PHOENIXFUNDS(SM)

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------



This report is not authorized for distribution to prospective investors in the Phoenix Investment Trust 97 unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT


DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended February 28, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 16 different management teams--seven Phoenix affiliates and nine outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.


Sincerely yours,

/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

MARCH 2006

TABLE OF CONTENTS



Glossary...........................................................................................................   3
Phoenix Small-Cap Value Fund.......................................................................................   4
Phoenix Value Equity Fund..........................................................................................  15
Notes to Financial Statements......................................................................................  23
Board of Trustees' Consideration of Investment Advisory and Subadvisory Agreements ................................  27
Results of Shareholder Meeting.....................................................................................  29



--------------------------------------------------------------------------------
PROXY VOTING INFORMATION (FORM N-PX)
The Adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


FORM N-Q INFORMATION
The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.
--------------------------------------------------------------------------------

GLOSSARY


REITS (REAL ESTATE INVESTMENT TRUSTS)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

PHOENIX SMALL-CAP VALUE FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Small-Cap Value Fund, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                               Beginning            Ending        Expenses Paid
Small-Cap Value Fund         Account Value      Account Value         During
      Class A               August 31, 2005   February 28, 2006       Period*
--------------------        ---------------   -----------------   -------------
Actual                         $1,000.00          $1,076.60           $7.21
Hypothetical (5% return
  before expenses)              1,000.00           1,017.77            7.03

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.40%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending        Expenses Paid
Small-Cap Value Fund         Account Value      Account Value         During
      Class B               August 31, 2005   February 28, 2006       Period*
--------------------        ---------------   -----------------   -------------
Actual                         $1,000.00          $1,073.30          $11.05
Hypothetical (5% return
  before expenses)              1,000.00           1,014.00           10.79

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning            Ending        Expenses Paid
Small-Cap Value Fund         Account Value      Account Value         During
      Class C               August 31, 2005   February 28, 2006       Period*
--------------------        ---------------   -----------------   -------------
Actual                         $1,000.00          $1,073.30          $11.05
Hypothetical (5% return
  before expenses)              1,000.00           1,014.00           10.79

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.15%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Small-Cap Value Fund


--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            2/28/06
--------------------------------------------------------------------------------
As a percentage of total investments

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAHPIC AS FOLLOWS:

Financials                            25%
Industrials                           18
Consumer Discretionary                18
Informatin Technology                 15
Materials                              8
Energy                                 5
Consumer Staples                       3
Other                                  8


                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                  SHARES        VALUE
                                                  -------    ------------

DOMESTIC COMMON STOCKS--98.1%

AEROSPACE & DEFENSE--3.3%
AAR Corp.(b)(e) .............................      52,000    $  1,316,120
Armor Holdings, Inc.(b)(e) ..................      39,600       2,325,708
DRS Technologies, Inc.(e) ...................      50,800       2,680,716
Esterline Technologies Corp.(b)(e) ..........      31,300       1,303,332
Triumph Group, Inc.(b)(e) ...................      20,900         874,665
                                                             ------------
                                                                8,500,541
                                                             ------------

AIRLINES--1.5%
ExpressJet Holdings, Inc.(b) ................     100,500         755,760
Mesa Air Group, Inc.(b)(e) ..................      70,500         805,110
Republic Airways Holdings, Inc.(b)(e) .......      65,100         912,702
SkyWest, Inc.(e) ............................      48,700       1,410,839
                                                             ------------
                                                                3,884,411
                                                             ------------

ALTERNATIVE CARRIERS--0.1%
Premiere Global Services, Inc.(b) ...........      26,900         220,849

ALUMINUM--0.3%
Century Aluminum Co.(b)(e) ..................      22,500         800,775

APPAREL RETAIL--4.9%
Charming Shoppes, Inc.(b)(e) ................     140,000       1,874,600
Finish Line, Inc. (The) Class A .............      63,700       1,066,338
Men's Wearhouse, Inc. (The)(b) ..............      86,550       2,710,746
Pacific Sunwear of California, Inc.(b)(e) ...      79,500       1,892,895
Payless ShoeSource, Inc.(b)(e) ..............     102,600       2,431,620
Shoe Carnival, Inc.(b) ......................      38,300         860,601


                                                  SHARES        VALUE
                                                  -------    ------------

APPAREL RETAIL--CONTINUED
Stage Stores, Inc.(e) .......................      29,900    $    871,884
Stein Mart, Inc. ............................      43,000         717,240
                                                             ------------
                                                               12,425,924
                                                             ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Hartmarx Corp.(b)(e) ........................      88,400         766,428
Oxford Industries, Inc.(e) ..................      24,700       1,130,766
Phillips-Van Heusen Corp. ...................      47,300       1,679,150
UniFirst Corp. ..............................      21,100         707,061
                                                             ------------
                                                                4,283,405
                                                             ------------

APPLICATION SOFTWARE--1.1%
EPIQ Systems, Inc.(b)(e) ....................      19,600         430,612
Lawson Software, Inc.(b)(e) .................     134,300       1,067,685
Quest Software, Inc.(b)(e) ..................      50,000         728,500
SERENA Software, Inc.(b)(e) .................      19,100         456,490
                                                             ------------
                                                                2,683,287
                                                             ------------

AUTO PARTS & EQUIPMENT--1.1%
Aftermarket Technology Corp.(b) .............      48,700       1,056,790
ArvinMeritor, Inc. ..........................      89,800       1,503,252
Shiloh Industries, Inc.(b) ..................      21,700         353,710
                                                             ------------
                                                                2,913,752
                                                             ------------

AUTOMOTIVE RETAIL--1.1%
Lithia Motors, Inc. Class A(e) ..............      37,700       1,207,908
Sonic Automotive, Inc.(e) ...................      60,000       1,589,400
                                                             ------------
                                                                2,797,308
                                                             ------------

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                  SHARES        VALUE
                                                  -------    ------------

BIOTECHNOLOGY--0.1%
Albany Molecular Research, Inc.(b)(e) .......      30,800    $    310,772

BUILDING PRODUCTS--1.9%
Apogee Enterprises, Inc.(e) .................      33,200         574,028
ElkCorp.(e) .................................      20,500         740,050
Universal Forest Products, Inc.(e) ..........      13,500         834,705
USG Corp.(b)(e) .............................      33,000       2,787,840
                                                             ------------
                                                                4,936,623
                                                             ------------

COMMERCIAL PRINTING--0.7%
Consolidated Graphics, Inc.(b)(e) ...........      18,600         949,902
Ennis, Inc.(e) ..............................      40,700         802,604
                                                             ------------
                                                                1,752,506
                                                             ------------

COMMODITY CHEMICALS--0.2%
Westlake Chemical Corp.(e) ..................      13,900         477,048

COMMUNICATIONS EQUIPMENT--3.5%
Black Box Corp.(e) ..........................      20,200         965,156
CommScope, Inc.(b)(e) .......................      63,100       1,513,769
Comtech Telecommunications Corp.(b)(e) ......      69,750       2,185,267
EFJ, Inc.(b)(e) .............................      69,600         807,360
Harris Corp. ................................      68,000       3,106,240
NETGEAR, Inc.(b)(e) .........................      17,400         298,584
                                                             ------------
                                                                8,876,376
                                                             ------------

COMPUTER HARDWARE--0.0%
Intergraph Corp.(b)(e) ......................       2,900         105,154

COMPUTER STORAGE & PERIPHERALS--1.6%
Advanced Digital Information Corp.(b) .......      26,400         228,624
Hutchinson Technology, Inc.(b)(e) ...........      26,600         731,766
Komag, Inc.(b)(e) ...........................      68,300       3,199,172
                                                             ------------
                                                                4,159,562
                                                             ------------

CONSTRUCTION & ENGINEERING--1.0%
Comfort Systems USA, Inc. ...................      68,400         751,716
EMCOR Group, Inc.(b) ........................      31,000       1,351,290
Michael Baker Corp.(b)(e) ...................      20,500         566,825
                                                             ------------
                                                                2,669,831
                                                             ------------

CONSTRUCTION MATERIALS--0.3%
U.S. Concrete, Inc.(b)(e) ...................      63,100         790,643

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
Accuride Corp.(b) ...........................      49,100         555,812
Commercial Vehicle Group, Inc.(b)(e) ........      47,700         872,910
Terex Corp.(b) ..............................       9,400         744,010
Titan International, Inc. ...................      50,700         879,138
                                                             ------------
                                                                3,051,870
                                                             ------------

                                                  SHARES        VALUE
                                                  -------    ------------

CONSUMER FINANCE--1.8%
Cash America International, Inc. ............      68,600    $  1,838,480
Collegiate Funding Services LLC(b) ..........      10,900         217,946
CompuCredit Corp.(b)(e) .....................      28,000       1,058,400
EZCORP, Inc. Class A(b) .....................      68,300       1,477,329
                                                             ------------
                                                                4,592,155
                                                             ------------

DEPARTMENT STORES--0.3%
Dillard's, Inc. Class A(e) ..................      28,900         712,963

DISTRIBUTORS--0.7%
Building Materials Holding Corp.(e)  ........      27,600       1,857,480

DIVERSIFIED BANKS--0.1%
Intervest Bancshares Corp.(b) ...............      10,000         314,600

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.7%
Geo Group, Inc. (The)(b)(e) .................      33,500         757,100
Sirva, Inc.(b) ..............................     142,600       1,140,800
                                                             ------------
                                                                1,897,900
                                                             ------------

DRUG RETAIL--0.5%
Longs Drug Stores Corp.(e) ..................      34,000       1,304,580

ELECTRIC UTILITIES--0.2%
Otter Tail Corp. ............................      14,100         439,215

ELECTRICAL COMPONENTS & EQUIPMENT--2.5%
Genlyte Group, Inc. (The)(b) ................      32,800       2,029,664
LSI Industries, Inc.(e) .....................      45,900         713,286
Regal-Beloit Corp.(e) .......................      36,400       1,464,736
Smith (A.O.) Corp. ..........................      46,100       2,134,430
                                                             ------------
                                                                6,342,116
                                                             ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.0%
Aeroflex, Inc.(b)(e) ........................      81,400       1,058,200
CalAmp Corp.(b) .............................      98,800         992,940
Planar Systems, Inc.(b) .....................      28,900         449,106
Rofin-Sinar Technologies, Inc.(b) ...........      50,600       2,665,608
                                                             ------------
                                                                5,165,854
                                                             ------------

ELECTRONIC MANUFACTURING SERVICES--1.6%
Mercury Computer Systems, Inc.(b)(e) ........      34,500         594,780
Plexus Corp.(b)(e) ..........................      47,900       1,607,524
TTM Technologies, Inc.(b)(e) ................      81,600       1,053,456
Zygo Corp.(b)(e) ............................      43,200         742,608
                                                             ------------
                                                                3,998,368
                                                             ------------

                        See Notes to Financial Statements
6

Phoenix Small-Cap Value Fund

                                                  SHARES        VALUE
                                                  -------    ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
CF Industries Holdings, Inc.(e) .............      45,600    $    803,472
Terra Industries, Inc.(b)(e) ................      56,200         398,458
                                                             ------------
                                                                1,201,930
                                                             ------------

FOOD DISTRIBUTORS--0.2%
Spartan Stores, Inc. ........................      41,800         492,822

FOOD RETAIL--0.6%
Casey's General Stores, Inc. ................      39,100       1,025,593
Smart & Final, Inc.(b) ......................      25,800         389,580
                                                             ------------
                                                                1,415,173
                                                             ------------

FOOTWEAR--0.6%
Brown Shoe Co., Inc.(e) .....................      17,500         834,750
Skechers U.S.A., Inc. Class A(b) ............      37,300         790,760
                                                             ------------
                                                                1,625,510
                                                             ------------

GAS UTILITIES--1.1%
Laclede Group, Inc. (The)(e) ................      32,400       1,091,556
South Jersey Industries, Inc. ...............       9,800         280,280
UGI Corp. ...................................      58,800       1,320,060
                                                             ------------
                                                                2,691,896
                                                             ------------

HEALTH CARE EQUIPMENT--0.4%
Cantel Medical Corp.(b) .....................      21,100         361,232
Greatbatch, Inc.(b) .........................      32,700         722,997
                                                             ------------
                                                                1,084,229
                                                             ------------


HEALTH CARE SERVICES--0.7%
Res-Care, Inc.(b) ...........................      53,100         971,199
SFBC International, Inc.(b)(e) ..............      39,400         929,840
                                                             ------------
                                                                1,901,039
                                                             ------------

HOMEBUILDING--2.7%
Beazer Homes USA, Inc.(e) ...................      37,100       2,353,995
Meritage Homes Corp.(b) .....................      14,200         831,126
Orleans Homebuilders, Inc.(e) ...............      33,200         648,728
Technical Olympic USA, Inc.(e) ..............      53,450       1,132,071
WCI Communities, Inc.(b)(e) .................      27,800         701,672
William Lyon Homes, Inc.(b)(e) ..............      13,900       1,182,890
                                                             ------------
                                                                6,850,482
                                                             ------------

HOMEFURNISHING RETAIL--1.0%
Furniture Brands International, Inc.(e) .....      33,400         825,648
La-Z-Boy, Inc. ..............................      48,500         773,575
Rent-A-Center, Inc.(b) ......................      41,300         963,942
Stanley Furniture Co., Inc. .................       2,800          71,400
                                                             ------------
                                                                2,634,565
                                                             ------------


                                                  SHARES        VALUE
                                                  -------    ------------

HOTELS, RESORTS & CRUISE LINES--0.7%
Bluegreen Corp.(b) ..........................      96,300    $  1,528,281
Sunterra Corp.(b)(e) ........................       9,000         135,135
                                                             ------------
                                                                1,663,416
                                                             ------------

HOUSEHOLD PRODUCTS--0.4%
Spectrum Brands, Inc.(b)(e) .................      51,500         982,105

HOUSEWARES & SPECIALTIES--0.1%
Lifetime Brands, Inc.(e) ....................       8,500         191,930

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
Kforce, Inc.(b)(e) ..........................      59,900         725,389
Spherion Corp.(b)(e) ........................      65,000         648,700
Volt Information Sciences, Inc.(b) ..........       9,200         220,156
                                                             ------------
                                                                1,594,245
                                                             ------------

INDUSTRIAL MACHINERY--1.9%
Albany International Corp.(e) ...............      37,900       1,408,743
Barnes Group, Inc.(e) .......................      30,000       1,151,400
Gardner Denver, Inc.(b) .....................      25,000       1,534,000
Tennant Co. .................................      13,800         644,460
                                                             ------------
                                                                4,738,603
                                                             ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
Consolidated Communications Holdings, Inc. ..      34,400         489,856
CT Communications, Inc.(e) ..................      39,100         517,684
Talk America Holdings, Inc.(b)(e) ...........      51,400         438,442
                                                             ------------
                                                                1,445,982
                                                             ------------

INTERNET RETAIL--0.5%
Priceline.com, Inc.(b) ......................      47,500       1,166,125

INTERNET SOFTWARE & SERVICES--1.1%
InfoSpace, Inc.(b)(e) .......................      60,600       1,462,581
United Online, Inc.(e) ......................     100,600       1,208,206
                                                             ------------
                                                                2,670,787
                                                             ------------

INVESTMENT BANKING & BROKERAGE--0.3%
Knight Capital Group, Inc.(b)(e) ............      64,500         812,055

IT CONSULTING & OTHER SERVICES--0.4%
MPS Group, Inc.(b) ..........................      59,900         906,886

LEISURE PRODUCTS--0.8%
JAKKS Pacific, Inc.(b)(e) ...................      60,800       1,509,056
Steinway Musical Instruments, Inc.(b)(e) ....      16,100         530,495
                                                             ------------
                                                                2,039,551
                                                             ------------

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                  SHARES        VALUE
                                                  -------    ------------

LIFE & HEALTH INSURANCE--1.3%
Delphi Financial Group, Inc. Class A(e) .....      14,500    $    755,160
FBL Financial Group Inc., Class A ...........      23,300         797,326
UICI(e) .....................................      45,000       1,651,050
                                                             ------------
                                                                3,203,536
                                                             ------------

MANAGED HEALTH CARE--0.4%
Molina Healthcare, Inc.(b)(e) ...............      34,200         971,622

METAL & GLASS CONTAINERS--0.4%
Greif, Inc. Class A(e) ......................      17,300       1,001,843

MULTI-LINE INSURANCE--0.4%
Horace Mann Educators Corp. .................      51,100         953,015

MULTI-UTILITIES & UNREGULATED POWER--0.5%
WPS Resources Corp.(e) ......................      22,000       1,156,100

OIL & GAS EQUIPMENT & SERVICES--1.6%
Maverick Tube Corp.(b)(e) ...................      19,700         916,641
Oil States International, Inc.(b)(e) ........      67,200       2,320,416
Veritas DGC, Inc.(b)(e) .....................      19,800         834,174
                                                             ------------
                                                                4,071,231
                                                             ------------

OIL & GAS EXPLORATION & PRODUCTION--2.1%
Chesapeake Energy Corp.(e) ..................      71,900       2,134,711
Cimarex Energy Co. ..........................      51,900       2,214,054
Harvest Natural Resources, Inc.(b)(e) .......     106,500         959,565
                                                             ------------
                                                                5,308,330
                                                             ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--1.5%
Giant Industries, Inc.(b) ...................      13,700         797,340
Tesoro Corp. ................................      49,000       2,960,090
                                                             ------------
                                                                3,757,430
                                                             ------------

OIL & GAS STORAGE & TRANSPORTATION--0.3%
OMI Corp.(e) ................................      38,900         680,750

PACKAGED FOODS & MEATS--1.5%
Chiquita Brands International, Inc.(e) ......      38,100         656,082
Pilgrim's Pride Corp.(e) ....................      96,000       2,213,760
Seaboard Corp.(e) ...........................         600         896,400
                                                             ------------
                                                                3,766,242
                                                             ------------

PAPER PACKAGING--0.2%
Rock-Tenn Co. Class A(e) ....................      37,300         489,376

PAPER PRODUCTS--0.1%
Buckeye Technologies, Inc.(b)(e) ............      37,300         328,613

PHARMACEUTICALS--1.2%
Alpharma, Inc. Class A(e) ...................      97,000       2,934,250


                                                  SHARES        VALUE
                                                  -------    ------------

PHARMACEUTICALS--CONTINUED
Bradley Pharmaceuticals, Inc.(b)(e)  ........      18,200    $    214,760
                                                             ------------
                                                                3,149,010
                                                             ------------

PROPERTY & CASUALTY INSURANCE--8.8%
21st Century Insurance Group(e) .............      45,900         743,580
Alfa Corp. ..................................       6,300         101,304
CNA Surety Corp.(b) .........................       4,800          83,424
Commerce Group, Inc. (The) ..................      14,400         777,744
Donegal Group, Inc. Class A .................       6,600         161,370
EMC Insurance Group, Inc. ...................      16,400         402,128
FPIC Insurance Group, Inc.(b)(e) ............      19,000         667,660
Harleysville Group, Inc. ....................      26,800         705,644
LandAmerica Financial Group, Inc.(e) ........      21,000       1,400,700
Mercury General Corp.(e) ....................      52,400       2,929,160
Navigators Group, Inc. (The)(b) .............      14,600         684,740
Ohio Casualty Corp. .........................      51,900       1,588,659
ProAssurance Corp.(b)(e) ....................      31,600       1,620,764
RLI Corp. ...................................      13,900         732,808
Safety Insurance Group, Inc.(e) .............      20,000         864,600
SeaBright Insurance Holdings, Inc.(b) .......      49,800         828,174
Selective Insurance Group, Inc.(e) ..........      52,700       2,857,394
State Auto Financial Corp. ..................      35,300       1,150,074
Stewart Information Services Corp.(e) .......      31,400       1,474,230
Zenith National Insurance Corp.(e) ..........      49,049       2,526,023
                                                             ------------
                                                               22,300,180
                                                             ------------

PUBLISHING & PRINTING--0.4%
Scholastic Corp.(b)(e) ......................      35,000       1,029,700

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Jones Lang LaSalle, Inc.(e) .................      53,700       3,634,416

REGIONAL BANKS--3.0%
BancFirst Corp. .............................       2,600         219,960
Boston Private Financial Holdings, Inc.(e) ..      15,800         483,638
Capitol Bancorp Ltd. ........................      21,200         918,808
City Holding Co. ............................       7,600         276,716
Columbia Banking System, Inc. ...............       9,100         305,123
First BanCorp.(e) ...........................      80,700       1,021,662
First Community Bancorp, Inc.(e) ............      11,000         656,920
First State Bancorp.(e) .....................      32,500         839,150
Greater Bay Bancorp .........................       4,700         126,430
Santander BanCorp.(e) .......................       6,100         145,729
Southwest Bancorp, Inc. .....................      34,300         750,827
Taylor Capital Group, Inc.(e) ...............       9,300         351,075
TCF Financial Corp.(e) ......................      56,500       1,432,840
                                                             ------------
                                                                7,528,878
                                                             ------------

REINSURANCE--1.4%
Arch Capital Group Ltd.(b) ..................      46,100       2,607,416
Scottish Re Group Ltd.(e) ...................      41,500       1,037,500
                                                             ------------
                                                                3,644,916
                                                             ------------

                        See Notes to Financial Statements
8

Phoenix Small-Cap Value Fund

                                                  SHARES        VALUE
                                                  -------    ------------

REITS--2.2%
Anthracite Capital, Inc. ....................      23,300    $    249,776
Arbor Realty Trust, Inc. ....................      23,000         605,130
Ashford Hospitality Trust, Inc.(e) ..........      55,700         695,693
Boykin Lodging Co.(b) .......................      56,900         727,182
Commercial Net Lease Realty, Inc. ...........       1,500          34,125
Equity Inns, Inc.(e) ........................      23,600         365,328
Fieldstone Investment Corp. .................      11,700         138,528
Highland Hospitality Corp.(e) ...............      49,400         608,608
Innkeepers USA Trust(e) .....................      51,800         908,054
PS Business Parks, Inc. .....................      10,700         569,133
Redwood Trust, Inc. .........................      17,100         708,966
                                                             ------------
                                                                5,610,523
                                                             ------------

RESTAURANTS--0.6%
Jack in the Box, Inc.(b)(e) .................       8,800         352,000
Luby's, Inc.(b)(e) ..........................      78,900       1,176,399
                                                             ------------
                                                                1,528,399
                                                             ------------

SEMICONDUCTOR EQUIPMENT--0.3%
Cohu, Inc.(e) ...............................      39,800         840,576

SEMICONDUCTORS--0.9%
IXYS Corp.(b)(e) ............................      89,100         953,370
OmniVision Technologies, Inc.(b) ............      54,800       1,397,400
                                                             ------------
                                                                2,350,770
                                                             ------------

SPECIALIZED CONSUMER SERVICES--0.3%
Alderwoods Group, Inc.(b) ...................      44,700         763,476

SPECIALTY CHEMICALS--1.3%
Fuller (H.B.) Co. ...........................      48,100       1,952,860
NewMarket Corp.(b) ..........................      22,600         779,022
Schulman (A.), Inc. .........................      29,600         693,528
                                                             ------------
                                                                3,425,410
                                                             ------------

SPECIALTY STORES--0.4%
Sports Authority, Inc. (The)(b) .............      27,000         987,930

STEEL--4.6%
Commercial Metals Co. .......................      66,000       2,989,140
Olympic Steel, Inc.(e) ......................      26,900         709,084
Quanex Corp. ................................      17,600       1,092,432
Reliance Steel & Aluminum Co.(e) ............      44,000       3,625,160
Schnitzer Steel Industries, Inc. Class A(e) .      25,300         786,830
Steel Dynamics, Inc.(e) .....................      22,200       1,021,200
Worthington Industries, Inc.(e) .............      75,600       1,481,760
                                                             ------------
                                                               11,705,606
                                                             ------------


                                                  SHARES        VALUE
                                                  -------    ------------

SYSTEMS SOFTWARE--1.8%
Internet Security Systems, Inc.(b)(e) .......     115,600    $  2,694,636
SSA Global Technologies, Inc.(b)(e)  ........      29,900         500,526
Sybase, Inc.(b) .............................      70,000       1,493,100
                                                             ------------
                                                                4,688,262
                                                             ------------

TECHNOLOGY DISTRIBUTORS--0.8%
Agilysys, Inc. ..............................      30,800         440,132
Anixter International, Inc. .................      24,800       1,134,600
Global Imaging Systems, Inc.(b) .............       9,700         350,170
                                                             ------------
                                                                1,924,902
                                                             ------------

THRIFTS & MORTGAGE FINANCE--4.3%
Accredited Home Lenders Holding Co.(b)(e) ...      35,300       1,881,843
Anchor BanCorp Wisconsin, Inc.(e) ...........      12,600         383,670
Corus Bankshares, Inc.(e) ...................      19,600       1,176,980
Downey Financial Corp.(e) ...................      22,700       1,442,585
Federal Agricultural Mortgage Corp. Class C .      32,000         955,520
First Financial Holdings, Inc.(e) ...........      14,800         478,336
FirstFed Financial Corp.(b)(e) ..............      29,700       1,782,297
Franklin Bank Corp.(b)(e) ...................       7,500         127,950
ITLA Capital Corp.(b) .......................       2,600         120,328
Ocwen Financial Corp.(b)(e) .................      64,300         631,426
TierOne Corp. ...............................      37,500       1,237,500
W Holding Co., Inc.(e) ......................     103,900         835,356
                                                             ------------
                                                               11,053,791
                                                             ------------

TRADING COMPANIES & DISTRIBUTORS--0.6%
Bluelinx Holdings, Inc.(e) ..................      58,400         927,392
Rush Enterprises, Inc. Class A(b)(e) ........      30,600         566,100
                                                             ------------
                                                                1,493,492
                                                             ------------

TRUCKING--2.3%
AMERCO(b)(e) ................................      15,800       1,403,672
Arkansas Best Corp.(e) ......................      32,600       1,354,856
SCS Transportation, Inc.(b)(e) ..............      35,900         970,377
Swift Transportation Co., Inc.(b)(e) ........      39,300         936,912
USA Truck, Inc.(b)(e) .......................       6,000         176,580
Werner Enterprises, Inc. ....................      58,000       1,126,940
                                                             ------------
                                                                5,969,337
                                                             ------------
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $193,808,871)                                249,692,861
-------------------------------------------------------------------------

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund

                                                  SHARES        VALUE
                                                  -------    ------------

FOREIGN COMMON STOCKS(c)--0.3%

PROPERTY & CASUALTY INSURANCE--0.0%
United America Indemnity Ltd. (United States)(b)    2,700    $     61,425

THRIFTS & MORTGAGE FINANCE--0.3%
R-G Financial Corp. Class B (United States)(e) .   61,000         719,190
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $837,007)                                        780,615
-------------------------------------------------------------------------

WARRANTS--0.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--0.0%
Imperial Credit Industries, Inc.
Strike $2.15, 1/31/08(b)(d) ....................    2,429               0
-------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $0)                                                    0
-------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $194,645,878)                                250,473,476
-------------------------------------------------------------------------


                                                 SHARES         VALUE
                                               ----------    ------------

SHORT-TERM INVESTMENTS--21.5%

MONEY MARKET MUTUAL FUNDS--19.6%
State Street Navigator Prime Plus
(4.54% seven day effective yield)(g) ........  49,929,580    $ 49,929,580


                                                  PAR
                                                 VALUE
                                                 (000)
                                               ----------

FEDERAL AGENCY SECURITIES(f)--0.9%
FHLB 4.39%, 3/2/06 ..........................      $2,250       2,249,726

COMMERCIAL PAPER(f)--1.0%
UBS Finance Delaware LLC 4.55%, 3/1/06 ......       2,555       2,555,000
-------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $54,734,306)                                  54,734,306
-------------------------------------------------------------------------
TOTAL INVESTMENTS--119.9%
(IDENTIFIED COST $249,380,184)                                305,207,782(a)

Other assets and liabilities, net--(19.9)%                    (50,608,060)
                                                             ------------
NET ASSETS--100.0%                                           $254,599,722
                                                             ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $58,058,484 and gross depreciation of $2,784,705 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $249,934,003.
(b) Non-income producing.
(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.
(d) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At February 28, 2006, this security amounted to a value of $0 or 0% of net assets.
(e) All or a portion of security is on loan.
(f) The rate shown is the discount rate.
(g) Represents security purchased with cash collateral received for securities on loan.

                        See Notes to Financial Statements
10

Phoenix Small-Cap Value Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2006
                                   (UNAUDITED)


ASSETS
Investment securities at value
   including $48,735,713 of securities on loan
   (Identified cost $249,380,184)                                  $305,207,782
Cash                                                                    607,464
Receivables
   Investment securities sold                                           169,632
   Dividends                                                            108,290
   Fund shares sold                                                      75,976
Prepaid expenses                                                         32,692
                                                                   ------------
     Total assets                                                   306,201,836
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                      773,526
   Fund shares repurchased                                              410,105
   Upon return of securities loaned                                  49,929,580
   Investment advisory fee                                              227,328
   Distribution and service fees                                        110,932
   Transfer agent fee                                                    86,852
   Financial agent fee                                                   14,245
   Trustees' fee                                                             84
   Other accrued expenses                                                49,462
                                                                   ------------
     Total liabilities                                               51,602,114
                                                                   ------------
NET ASSETS                                                         $254,599,722
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $180,616,873
Accumulated net investment loss                                        (787,326)
Accumulated net realized gain                                        18,942,577
Net unrealized appreciation                                          55,827,598
                                                                   ------------
NET ASSETS                                                         $254,599,722
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $147,898,322)                  7,841,157
Net asset value per share                                                $18.86
Offering price per share $18.86/(1-5.75%)                                $20.01

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $38,376,838)                   2,190,499
Net asset value and offering price per share                             $17.52

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $68,324,562)                   3,900,036
Net asset value and offering price per share                             $17.52




                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2006
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                           $ 1,260,458
Interest                                                                 74,876
Security lending                                                         33,409
Foreign taxes withheld                                                   (2,311)
                                                                    -----------
     Total investment income                                          1,366,432
                                                                    -----------
EXPENSES
Investment advisory fee                                               1,127,003
Service fees, Class A                                                   179,509
Distribution and service fees, Class B                                  196,949
Distribution and service fees, Class C                                  337,241
Financial agent fee                                                      85,793
Transfer agent                                                          210,176
Custodian                                                                26,240
Printing                                                                 25,052
Professional                                                             23,183
Registration                                                             20,026
Trustees                                                                 10,746
Miscellaneous                                                            11,771
                                                                    -----------
     Total expenses                                                   2,253,689
Less expenses reimbursed by investment adviser                          (97,061)
Custodian fees paid indirectly                                           (2,870)
                                                                    -----------
     Net expenses                                                     2,153,758
                                                                    -----------
NET INVESTMENT INCOME (LOSS)                                           (787,326)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                              25,923,448
Net change in unrealized appreciation (depreciation)
  on investments                                                     (6,871,305)
                                                                    -----------
NET GAIN (LOSS) ON INVESTMENTS                                       19,052,143
                                                                    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                  $18,264,817
                                                                    ===========

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                Six Months
                                                                                  Ended
                                                                             February 28, 2006   Year Ended
                                                                                (Unaudited)    August 31, 2005
                                                                             ----------------- ---------------
FROM OPERATIONS
   Net investment income (loss)                                                 $   (787,326)   $ (1,308,333)
   Net realized gain (loss)                                                       25,923,448      23,665,069
   Net change in unrealized appreciation (depreciation)                           (6,871,305)     40,989,811
                                                                                ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    18,264,817      63,346,547
                                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                           (356,021)             --
   Net realized short-term gains, Class B                                           (103,790)             --
   Net realized short-term gains, Class C                                           (177,417)             --
   Net realized long-term gains, Class A                                         (13,874,632)             --
   Net realized long-term gains, Class B                                          (4,045,853)             --
   Net realized long-term gains, Class C                                          (6,915,602)             --
                                                                                ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                     (25,473,315)             --
                                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (325,293 and 1,517,141 shares, respectively)      6,131,394      26,966,994
   Net asset value of shares issued from reinvestment of distributions
      (729,357 and 0 shares, respectively)                                        12,953,386              --
   Cost of shares repurchased (779,501 and 2,183,066 shares, respectively)       (14,861,658)    (38,281,398)
                                                                                ------------    ------------
Total                                                                              4,223,122     (11,314,404)
                                                                                ------------    ------------
CLASS B
   Proceeds from sales of shares (56,478 and 113,665 shares, respectively)           978,627       1,904,955
   Net asset value of shares issued from reinvestment of distributions
      (201,217 and 0 shares, respectively)                                         3,323,862              --
   Cost of shares repurchased (371,133 and 878,516 shares, respectively)          (6,594,329)    (14,704,416)
                                                                                ------------    ------------
Total                                                                             (2,291,840)    (12,799,461)
                                                                                ------------    ------------
CLASS C
   Proceeds from sales of shares (86,616 and 88,988 shares, respectively)          1,482,025       1,485,601
   Net asset value of shares issued from reinvestment of distributions
      (357,394 and 0 shares, respectively)                                         5,904,151              --
   Cost of shares repurchased (374,395 and 1,254,224 shares, respectively)        (6,679,446)    (20,810,655)
                                                                                ------------    ------------
Total                                                                                706,730     (19,325,054)
                                                                                ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                       2,638,012     (43,438,919)
                                                                                ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (4,570,486)     19,907,628

NET ASSETS
   Beginning of period                                                           259,170,208     239,262,580
                                                                                ------------    ------------
   END OF PERIOD (INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF ($787,326) AND $0, RESPECTIVELY)                 $254,599,722    $259,170,208
                                                                                ============    ============

                        See Notes to Financial Statements
12

Phoenix Small-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS A
                                          -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2006  ----------------------------------------------------------
                                             (UNAUDITED)      2005         2004         2003         2002         2001
Net asset value, beginning of period            $19.45       $15.08       $13.42       $11.30       $12.72       $17.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment (loss)(1)                      (0.03)       (0.03)       (0.06)          --(3)     (0.01)       (0.05)
   Net realized and unrealized gain (loss)        1.40         4.40         1.72         2.12        (1.39)       (2.34)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             1.37         4.37         1.66         2.12        (1.40)       (2.39)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         (1.96)          --           --           --        (0.02)       (2.79)
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (1.96)          --           --           --        (0.02)       (2.79)
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                        (0.59)        4.37         1.66         2.12        (1.42)       (5.18)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $18.86       $19.45       $15.08       $13.42       $11.30       $12.72
                                                ======       ======       ======       ======       ======       ======
Total return(2)                                   7.66 %(4)   28.98 %      12.37 %      18.76%      (11.02)%     (14.24)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)      $147,898     $147,132     $124,165      $76,783      $83,005      $88,174

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.40 %(5)    1.40 %       1.40 %       1.40%        1.40 %       1.40 %
   Gross operating expenses                       1.48 %(5)    1.56 %       1.57 %       1.71%        1.64 %       1.58 %
   Net investment income (loss)                  (0.31)%(5)   (0.17)%      (0.38)%       0.04%       (0.11)%      (0.39)%
Portfolio turnover                                  61 %(4)     102 %        150 %        241%         123 %        229 %



                                                                                CLASS B
                                          -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2006  ----------------------------------------------------------
                                             (UNAUDITED)      2005         2004         2003         2002         2001
Net asset value, beginning of period            $18.26       $14.27       $12.79       $10.85       $12.31       $17.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.09)       (0.15)       (0.16)       (0.08)       (0.10)       (0.16)
   Net realized and unrealized gain (loss)        1.31         4.14         1.64         2.02        (1.34)       (2.28)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             1.22         3.99         1.48         1.94        (1.44)       (2.44)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         (1.96)          --           --           --        (0.02)       (2.79)
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (1.96)          --           --           --        (0.02)       (2.79)
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                        (0.74)        3.99         1.48         1.94        (1.46)       (5.23)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $17.52       $18.26       $14.27       $12.79       $10.85       $12.31
                                                ======       ======       ======       ======       ======       ======
Total return(2)                                   7.33 %(4)   27.96 %      11.57 %      17.88 %     (11.72)%     (14.89)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $38,377      $42,081      $43,801      $40,696      $40,382      $40,270

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.15 %(5)    2.15 %       2.15 %       2.15 %       2.15 %       2.15 %
   Gross operating expenses                       2.23 %(5)    2.31 %       2.33 %       2.46 %       2.39 %       2.33 %
   Net investment income (loss)                  (1.06)%(5)   (0.91)%      (1.15)%      (0.71)%      (0.86)%      (1.14)%
Portfolio turnover                                  61 %(4)     102 %        150 %        241 %        123 %        229 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Amount is less than $0.01.
(4) Not annualized.
(5) Annualized.

                        See Notes to Financial Statements

Phoenix Small-Cap Value Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS C
                                          -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2006  ----------------------------------------------------------
                                             (UNAUDITED)      2005         2004         2003         2002         2001
Net asset value, beginning of period            $18.26       $14.27       $12.79       $10.85       $12.31       $17.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)               (0.09)       (0.15)       (0.16)       (0.08)       (0.10)       (0.16)
   Net realized and unrealized gain (loss)        1.31         4.14         1.64         2.02        (1.34)       (2.28)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             1.22         3.99         1.48         1.94        (1.44)       (2.44)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Distributions from net realized gains         (1.96)          --           --           --        (0.02)       (2.79)
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (1.96)          --           --           --        (0.02)       (2.79)
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                        (0.74)        3.99         1.48         1.94        (1.46)       (5.23)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $17.52       $18.26       $14.27       $12.79       $10.85       $12.31
                                                ======       ======       ======       ======       ======       ======

Total return(2)                                   7.33 %(3)   27.96 %      11.57 %      17.88 %     (11.72)%     (14.89)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $68,325      $69,957      $71,296      $51,559      $49,201      $45,450

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.15 %(4)    2.15 %       2.15 %       2.15 %       2.15 %       2.15 %
   Gross operating expenses                       2.23 %(4)    2.31 %       2.32 %       2.46 %       2.39 %       2.33 %
   Net investment income (loss)                  (1.06)%(4)   (0.91)%      (1.14)%      (0.72)%      (0.86)%      (1.14)%
Portfolio turnover                                  61 %(3)     102 %        150 %        241 %        123 %        229 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements
14

PHOENIX VALUE EQUITY FUND


ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Value Equity Fund, you incur two types of costs: (1) transaction costs, including sales charges and contingent deferred sales charges, if applicable; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.


                               Beginning          Ending        Expenses Paid
 Value Equity Fund           Account Value     Account Value         During
      Class A               August 31, 2005  February 28, 2006      Period*
------------------          ---------------  -----------------  -------------
Actual                         $1,000.00          $1,079.20          $6.62
Hypothetical (5% return
  before expenses)              1,000.00           1,018.35           6.44

*EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.28%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning          Ending        Expenses Paid
 Value Equity Fund           Account Value     Account Value         During
      Class B               August 31, 2005  February 28, 2006      Period*
------------------          ---------------  -----------------  -------------
Actual                         $1,000.00          $1,075.20         $10.45
Hypothetical (5% return
  before expenses)              1,000.00           1,014.60          10.19

*EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.03%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.


                               Beginning          Ending        Expenses Paid
 Value Equity Fund           Account Value     Account Value         During
      Class C               August 31, 2005  February 28, 2006      Period*
------------------          ---------------  -----------------  -------------
Actual                         $1,000.00          $1,075.10         $10.46
Hypothetical (5% return
  before expenses)              1,000.00           1,014.60          10.19

*EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.03%,
 WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

                        See Notes to Financial Statements

Phoenix Value Equity Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            2/28/06
--------------------------------------------------------------------------------
As a percentage of total investments


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

Financials                            35%
Energy                                17
Industrials                           10
Materials                              8
Consumer Discretionary                 8
Utilities                              6
Telecommunication Services             6
Other                                 10

                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2006
                                   (UNAUDITED)

                                                  SHARES        VALUE
                                                  -------    ------------

DOMESTIC COMMON STOCKS--97.6%

AEROSPACE & DEFENSE--4.9%
General Dynamics Corp. ......................       7,500    $    924,525
Lockheed Martin Corp. .......................       7,200         524,664
Northrop Grumman Corp. ......................      14,300         916,630
                                                             ------------
                                                                2,365,819
                                                             ------------

AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co. ..................       3,300         104,676

APPAREL RETAIL--0.8%
Abercrombie & Fitch Co. Class A .............       5,400         363,528

ASSET MANAGEMENT & CUSTODY BANKS--2.3%
Franklin Resources, Inc. ....................      10,600       1,088,408

BIOTECHNOLOGY--0.4%
United Therapeutics Corp.(b) ................       2,800         172,592

BUILDING PRODUCTS--0.1%
USG Corp.(b) ................................         900          76,032

COMMUNICATIONS EQUIPMENT--2.1%
Cisco Systems, Inc.(b) ......................      49,800       1,007,952

COMPUTER & ELECTRONICS RETAIL--0.2%
GameStop Corp. Class A(b) ...................       2,800         112,084

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.6%
PACCAR, Inc. ................................      11,200         782,544

DEPARTMENT STORES--0.1%
Dillard's, Inc. Class A .....................       1,900          46,873


                                                  SHARES        VALUE
                                                  -------    ------------

DISTRIBUTORS--0.7%
Building Materials Holding Corp. ............       4,800    $    323,040

DIVERSIFIED BANKS--1.9%
Bank of America Corp. .......................           1               9
Wells Fargo & Co. ...........................      14,100         905,220
                                                             ------------
                                                                  905,229
                                                             ------------

DIVERSIFIED CHEMICALS--0.7%
Ashland, Inc. ...............................       4,900         319,823

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
PHH Corp.(b) ................................       9,900         283,041

DIVERSIFIED METALS & MINING--3.0%
Phelps Dodge Corp. ..........................      10,400       1,435,200

ELECTRIC UTILITIES--2.7%
FirstEnergy Corp. ...........................      25,800       1,317,864

FOREST PRODUCTS--0.5%
Louisiana-Pacific Corp. .....................       7,800         221,754

HEALTH CARE DISTRIBUTORS--1.5%
AmerisourceBergen Corp. .....................      15,300         703,647

HOME IMPROVEMENT RETAIL--3.1%
Home Depot, Inc. (The) ......................      34,700       1,462,605

HOMEBUILDING--0.2%
William Lyon Homes, Inc.(b) .................       1,000          85,100

                        See Notes to Financial Statements
16

Phoenix Value Equity Fund

                                                  SHARES        VALUE
                                                  -------    ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--3.6%
Duke Energy Corp. ...........................      33,900    $    962,760
TXU Corp. ...................................      14,400         754,416
                                                             ------------
                                                                1,717,176
                                                             ------------

INTEGRATED OIL & GAS--12.1%
Amerada Hess Corp. ..........................       6,900         954,339
Chevron Corp. ...............................       5,400         304,992
ConocoPhillips ..............................      34,400       2,097,024
Exxon Mobil Corp. ...........................      27,800       1,650,486
Marathon Oil Corp. ..........................      10,100         713,060
Occidental Petroleum Corp. ..................         600          54,924
                                                             ------------
                                                                5,774,825
                                                             ------------

INTEGRATED TELECOMMUNICATION SERVICES--6.1%
AT&T, Inc. ..................................      69,900       1,928,541
BellSouth Corp. .............................       7,900         249,482
Verizon Communications, Inc. ................      22,000         741,400
                                                             ------------
                                                                2,919,423
                                                             ------------

INTERNET SOFTWARE & SERVICES--0.3%
EarthLink, Inc.(b) ..........................      13,400         132,928

INVESTMENT BANKING & BROKERAGE--3.8%
Bear Stearns Cos., Inc. (The) ...............      11,300       1,519,172
Merrill Lynch & Co., Inc. ...................       3,800         293,398
                                                             ------------
                                                                1,812,570
                                                             ------------

LEISURE PRODUCTS--0.1%
JAKKS Pacific, Inc.(b) ......................       2,600          64,532

LIFE & HEALTH INSURANCE--6.9%
MetLife, Inc. ...............................      31,900       1,598,828
Prudential Financial, Inc. ..................      15,000       1,155,600
Torchmark Corp. .............................      10,400         568,568
                                                             ------------
                                                                3,322,996
                                                             ------------

MANAGED HEALTH CARE--0.5%
CIGNA Corp. .................................       1,800         220,950

MOTORCYCLE MANUFACTURERS--1.2%
Harley-Davidson, Inc. .......................      10,700         561,857

MULTI-LINE INSURANCE--4.6%
American International Group, Inc. ..........       5,100         338,436
Genworth Financial, Inc. Class A ............       9,400         299,108
Hartford Financial Services Group, Inc. (The)      18,800       1,548,744
                                                             ------------
                                                                2,186,288
                                                             ------------

                                                  SHARES        VALUE
                                                  -------    ------------


OIL & GAS EXPLORATION & PRODUCTION--2.9%
Anadarko Petroleum Corp. ....................         400    $     39,664
Devon Energy Corp. ..........................      22,800       1,336,764
                                                             ------------
                                                                1,376,428
                                                             ------------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.3%
Valero Energy Corp. .........................      20,600       1,108,074

PACKAGED FOODS & MEATS--0.4%
Pilgrim's Pride Corp. .......................       7,700         177,562

PHARMACEUTICALS--0.9%
Alpharma, Inc. Class A ......................       6,200         187,550
King Pharmaceuticals, Inc.(b) ...............      14,100         229,125
                                                             ------------
                                                                  416,675
                                                             ------------

PROPERTY & CASUALTY INSURANCE--5.6%
Berkley (W.R.) Corp. ........................       1,300          75,257
Chubb Corp. (The) ...........................      16,800       1,608,600
CNA Financial Corp.(b) ......................       3,500         108,220
Fidelity National Financial, Inc. ...........       8,900         336,064
Fidelity National Title Group, Inc. Class A .       2,520          59,724
St. Paul Travelers Cos., Inc. (The) .........      11,992         515,416
                                                             ------------
                                                                2,703,281
                                                             ------------

RAILROADS--1.7%
Norfolk Southern Corp. ......................      16,300         834,234

REGIONAL BANKS--5.9%
KeyCorp .....................................      37,500       1,397,625
PNC Financial Services Group, Inc. (The) ....       7,500         527,625
SunTrust Banks, Inc. ........................      12,600         911,862
                                                             ------------
                                                                2,837,112
                                                             ------------

REITS--1.6%
GMH Communities Trust .......................      45,900         762,858

SEMICONDUCTOR EQUIPMENT--0.1%
Lam Research Corp.(b) .......................       1,100          47,410

SEMICONDUCTORS--1.1%
Micron Technology, Inc.(b) ..................      33,600         521,136

SOFT DRINKS--1.9%
PepsiCo, Inc. ...............................      15,300         904,383

STEEL--4.2%
Nucor Corp. .................................      23,200       1,996,360

                        See Notes to Financial Statements

Phoenix Value Equity Fund

                                                  SHARES        VALUE
                                                  -------    ------------

THRIFTS & MORTGAGE FINANCE--1.5%
PMI Group, Inc. (The) .......................       1,700    $     73,610
Radian Group, Inc. ..........................      11,600         658,300
                                                             ------------
                                                                  731,910
                                                             ------------

TRUCKING--0.7%
Hunt (J.B.) Transport Services, Inc. ........      13,400         317,044
-------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $43,316,429)                                  46,625,823
-------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--1.4%

AUTO PARTS & EQUIPMENT--1.4%
Autoliv, Inc. (Sweden) ......................      12,700         680,085
-------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $559,003)                                        680,085
-------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $43,875,432)                                  47,305,908(a)

Other assets and liabilities, net--1.0%                           475,106
                                                             ------------
NET ASSETS--100.0%                                            $47,781,014
                                                             ============


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,312,122 and gross depreciation of $915,460 for federal income tax purposes. At February 28, 2006, the aggregate cost of securities for federal income tax purposes was $43,909,246.
(b) Non-income producing.
(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements
18

Phoenix Value Equity Fund


                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2006
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $43,875,432)                                  $47,305,908
Receivables
   Investment securities sold                                       3,606,382
   Dividends                                                          157,060
   Fund shares sold                                                     7,369
Prepaid expenses                                                       22,881
                                                                  -----------
     Total assets                                                  51,099,600
                                                                  -----------

LIABILITIES
Cash overdraft                                                         59,857
Payables
   Investment securities purchased                                  3,054,364
   Fund shares repurchased                                             70,152
   Investment advisory fee                                             48,947
   Transfer agent fee                                                  22,877
   Distribution and service fees                                       20,595
   Financial agent fee                                                  5,726
   Trustees' fee                                                           84
   Other accrued expenses                                              35,984
                                                                  -----------
     Total liabilities                                              3,318,586
                                                                  -----------
NET ASSETS                                                        $47,781,014
                                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $51,556,797
Undistributed net investment income                                   312,546
Accumulated net realized loss                                      (7,518,805)
Net unrealized appreciation                                         3,430,476
                                                                  -----------
NET ASSETS                                                        $47,781,014
                                                                  ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $28,113,544)                 1,933,452
Net asset value per share                                              $14.54
Offering price per share $14.54/(1-5.75%)                              $15.43

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $10,444,220)                   748,130
Net asset value and offering price per share                           $13.96

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $9,223,250)                    660,234
Net asset value and offering price per share                           $13.97



                             STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED FEBRUARY 28, 2006
                                   (UNAUDITED)


INVESTMENT INCOME
Dividends                                                         $   692,485
Interest                                                               11,105
                                                                  -----------
     Total investment income                                          703,590
                                                                  -----------
EXPENSES
Investment advisory fee                                               179,871
Service fees, Class A                                                  34,583
Distribution and service fees, Class B                                 54,903
Distribution and service fees, Class C                                 46,595
Financial agent fee                                                    30,635
Transfer agent                                                         53,372
Professional                                                           16,842
Registration                                                           15,944
Printing                                                               11,885
Trustees                                                               10,746
Custodian                                                               8,236
Miscellaneous                                                           5,773
                                                                  -----------
     Total expenses                                                   469,385
Less expenses reimbursed by investment adviser                        (82,910)
Custodian fees paid indirectly                                         (2,773)
                                                                  -----------
     Net expenses                                                     383,702
                                                                  -----------
NET INVESTMENT INCOME (LOSS)                                          319,888
                                                                  -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                             7,002,612
Net change in unrealized appreciation (depreciation)
   on investments                                                  (3,749,145)
                                                                  -----------
NET GAIN (LOSS) ON INVESTMENTS                                      3,253,467
                                                                  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $ 3,573,355
                                                                  ===========

                        See Notes to Financial Statements

Phoenix Value Equity Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                Six Months
                                                                                  Ended
                                                                             February 28, 2006   Year Ended
                                                                               (Unaudited)     August 31, 2005
                                                                             ----------------- ---------------
FROM OPERATIONS
   Net investment income (loss)                                                 $   319,888     $    291,463
   Net realized gain (loss)                                                       7,002,612        4,401,246
   Net change in unrealized appreciation (depreciation)                          (3,749,145)       2,141,924
                                                                                -----------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    3,573,355        6,834,633
                                                                                -----------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                  (239,885)              --
   Net investment income, Class B                                                   (21,604)              --
   Net investment income, Class C                                                   (19,055)              --
                                                                                -----------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                       (280,544)              --
                                                                                -----------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (147,044 and 274,618 shares, respectively)       2,057,807        3,623,573
   Net asset value of shares issued from reinvestment of distributions
      (16,173 and 0 shares, respectively)                                           224,477               --
   Cost of shares repurchased (319,462 and 911,003 shares, respectively)         (4,457,445)     (12,004,860)
                                                                                -----------     ------------
Total                                                                            (2,175,161)      (8,381,287)
                                                                                -----------     ------------
CLASS B
   Proceeds from sales of shares (30,241 and 97,568 shares, respectively)           403,617        1,235,635
   Net asset value of shares issued from reinvestment of distributions
      (1,292 and 0 shares, respectively)                                             17,248               --
   Cost of shares repurchased (214,666 and 305,879 shares, respectively)         (2,847,345)      (3,883,593)
                                                                                -----------     ------------
Total                                                                            (2,426,480)      (2,647,958)
                                                                                -----------     ------------
CLASS C
   Proceeds from sales of shares (7,347 and 49,854 shares, respectively)             98,179          637,616
   Net asset value of shares issued from reinvestment of distributions
      (1,150 and 0 shares, respectively)                                             15,351               --
   Cost of shares repurchased (80,776 and 457,829 shares, respectively)          (1,086,471)      (5,752,878)
                                                                                -----------     ------------
Total                                                                              (972,941)      (5,115,262)
                                                                                -----------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (5,574,582)     (16,144,507)
                                                                                -----------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                         (2,281,771)      (9,309,874)

NET ASSETS
   Beginning of period                                                           50,062,785       59,372,659
                                                                                -----------     ------------
   END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $312,546 AND $273,202, RESPECTIVELY)                                    $47,781,014     $ 50,062,785
                                                                                ===========     ============

                        See Notes to Financial Statements
20

Phoenix Value Equity Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS A
                                          -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2006  ----------------------------------------------------------
                                             (UNAUDITED)      2005         2004         2003         2002         2001
Net asset value, beginning of period            $13.59       $12.05       $11.33       $10.64       $12.76       $15.03
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.11         0.11         0.04         0.11         0.08         0.08
   Net realized and unrealized gain (loss)        0.96         1.43         0.72         0.66        (1.97)       (0.93)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             1.07         1.54         0.76         0.77        (1.89)       (0.85)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.12)          --        (0.04)       (0.08)       (0.08)          --
   Distributions from net realized gains            --           --           --           --        (0.15)       (1.42)
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (0.12)          --        (0.04)       (0.08)       (0.23)       (1.42)
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                         0.95         1.54         0.72         0.69        (2.12)       (2.27)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $14.54       $13.59       $12.05       $11.33       $10.64       $12.76
                                                ======       ======       ======       ======       ======       ======

Total return(2)                                   7.92%(3)    12.78%        6.71%        7.31%      (14.97)%      (6.71)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $28,114      $28,407      $32,859      $37,310      $43,993      $58,260

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.28%(4)     1.25%        1.25%        1.25%        1.25 %       1.25 %
   Gross operating expenses                       1.63%(4)     1.71%        1.59%        1.63%        1.49 %       1.38 %
   Net investment income (loss)                   1.65%(4)     0.84%        0.35%        1.06%        0.64 %       0.53 %
Portfolio turnover                                 124%(3)       69%         200%         349%         166 %        249 %



                                                                                CLASS B
                                          -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2006  ----------------------------------------------------------
                                             (UNAUDITED)      2005         2004         2003         2002         2001
Net asset value, beginning of period            $13.01       $11.62       $10.99       $10.35       $12.42       $14.77
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.06         0.01        (0.05)        0.04        (0.01)       (0.03)
   Net realized and unrealized gain (loss)        0.92         1.38         0.70         0.63        (1.91)       (0.90)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             0.98         1.39         0.65         0.67        (1.92)       (0.93)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.03)          --        (0.02)       (0.03)          --           --
   Distributions from net realized gains            --           --           --           --        (0.15)       (1.42)
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (0.03)          --        (0.02)       (0.03)       (0.15)       (1.42)
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                         0.95         1.39         0.63         0.64        (2.07)       (2.35)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $13.96       $13.01       $11.62       $10.99       $10.35       $12.42
                                                ======       ======       ======       ======       ======       ======
Total return(2)                                   7.52%(3)    11.96%        5.95 %       6.44%      (15.57)%      (7.42)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $10,444      $12,118      $13,247      $16,363      $28,873      $36,669

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.03%(4)     2.00%        2.00 %       2.00%        2.00 %       2.00 %
   Gross operating expenses                       2.38%(4)     2.46%        2.34 %       2.38%        2.24 %       2.13 %
   Net investment income (loss)                   0.90%(4)     0.09%       (0.40)%       0.37%       (0.11)%      (0.22)%
Portfolio turnover                                 124%(3)       69%         200 %        349%         166 %        249 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                       See Notes to Financial Statements

Phoenix Value Equity Fund


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS C
                                          -----------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED AUGUST 31
                                          FEBRUARY 28, 2006  ----------------------------------------------------------
                                             (UNAUDITED)      2005         2004         2003         2002         2001
Net asset value, beginning of period            $13.02       $11.63       $11.00       $10.35       $12.43       $14.78
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                0.06         0.01        (0.05)        0.03        (0.01)       (0.03)
   Net realized and unrealized gain (loss)        0.92         1.38         0.70         0.65        (1.92)       (0.90)
                                                ------       ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS             0.98         1.39         0.65         0.68        (1.93)       (0.93)
                                                ------       ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          (0.03)          --        (0.02)       (0.03)          --           --
   Distributions from net realized gains            --           --           --           --        (0.15)       (1.42)
                                                ------       ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                         (0.03)          --        (0.02)       (0.03)       (0.15)       (1.42)
                                                ------       ------       ------       ------       ------       ------
Change in net asset value                         0.95         1.39         0.63         0.65        (2.08)       (2.35)
                                                ------       ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                  $13.97       $13.02       $11.63       $11.00       $10.35       $12.43
                                                ======       ======       ======       ======       ======       ======
Total return(2)                                   7.51%(3)    11.95%        5.94 %       6.47%      (15.56)%      (7.41)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)        $9,223       $9,538      $13,266      $15,408      $19,231      $23,409

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.03%(4)     2.00%        2.00 %       2.00%        2.00 %       2.00 %
   Gross operating expenses                       2.38%(4)     2.46%        2.34 %       2.38%        2.24 %       2.13 %
   Net investment income (loss)                   0.90%(4)     0.09%       (0.40)%       0.31%       (0.11)%      (0.22)%
Portfolio turnover                                 124%(3)       69%         200 %        349%         166 %        249 %

(1) Computed using average shares outstanding.
(2) Sales charges are not reflected in total return calculation.
(3) Not annualized.
(4) Annualized.

                        See Notes to Financial Statements
22

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED)


1. ORGANIZATION

   Phoenix Investment Trust 97 (the "Trust") is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently, two funds are offered for sale (each a "Fund"). The Phoenix Small-Cap Value Fund ("Small-Cap Value Fund") is diversified and seeks long-term capital appreciation. The Phoenix Value Equity Fund ("Value Equity Fund") is diversified and has a primary investment objective to seek long-term capital appreciation. The Fund has a secondary investment objective to seek current income.

   The Funds offer the following classes of shares for sale:

                                        Class A       Class B        Class C
                                        -------       -------        -------
Small-Cap Value Fund..............         X             X              X
Value Equity Fund.................         X             X              X

   Class A shares are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Fund when redeemed; however, effective January 11, 2006, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

   As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

   Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

   Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

   The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED) (CONTINUED)


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

   Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

F. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

   A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REIT INVESTMENTS:

   Dividend income is recorded using management's estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. SECURITIES LENDING:

   The Funds may loan securities to qualified brokers through an agreement with State Street Bank (the "Custodian") and the Fund. Under the terms of the agreement, the Fund receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Cash collateral has been invested in short-term money market funds. Dividends earned on the collateral and premiums paid by the borrower are recorded as income by the Fund net of fees and rebates charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser ("the Adviser"), Phoenix Investment Counsel, Inc. ("PIC") an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                                            1st        $1-2      $2 +
Fund                                    $1 Billion    Billion   Billion
----                                    ----------    -------   -------
Small-Cap Value Fund..............         0.90%       0.85%      0.80%
Value Equity Fund.................         0.75%       0.70%      0.65%

   For the period of September 1, 2005 to October 1, 2005, Engemann Asset Management ("EAM") an indirect wholly-owned subsidiary of the Phoenix Companies, Inc. ("PNX") was the Adviser to the Value Equity Fund. For its services to the trust EAM was compensated based upon the following annual rates as a percentage of the average daily net assets of the fund:

                                            1st        $1-2      $2 +
Fund                                    $1 Billion    Billion   Billion
----                                    ----------    -------   -------
Value Equity Fund.................         0.75%       0.70%      0.65%

   The Adviser has contractually agreed to limit total fund operating expenses of each Fund (excluding interest, taxes and extraordinary expenses) until December 31, 2006, to the extent that such expenses do not exceed the following percentages of the average annual net asset values for each Fund:

                                          Class A     Class B    Class C
                                          Shares      Shares     Shares
                                          -------     -------    -------
Small-Cap Value Fund..............         1.40%       2.15%      2.15%
Value Equity Fund.................         1.35%       2.10%      2.10%

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED) (CONTINUED)


   The Adviser will not seek to recapture any operating expenses reimbursed under this agreement.

   Phoenix/Zweig Advisers LLC ("PZA") is the subadviser to the Small-Cap Value Fund. For its services, PZA is paid a fee by PIC equal to 0.10% of the average daily net assets of this Fund up to $166 million and 0.40% in excess of $166 million. PZA is a wholly-owned subsidiary of PNX.

   Acadian Asset Management, Inc. ("Acadian") is the subadviser to the Value Equity Fund. For its services, Acadian is paid a fee by PIC equal to 0.375% of the average daily net assets of this Fund up to $1 billion, 0.350% for average daily net assets over $1 billion to $2 billion and 0.325% for average daily net assets over $2 billion.

   As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended February 28, 2006, as follows:

                                       Class A        Class B        Class C
                                     Net Selling     Deferred        Deferred
                                     Commissions   Sales Charges   Sales Charges
                                     -----------   -------------   -------------
Small-Cap Value Fund.......             $4,046        $20,471           $305
Value Equity Fund .........              1,171         17,418             81

   In addition, each fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class.

   Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

   As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended February 28, 2006, the Trust incurred financial agent fees totaling $116,428.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended February 28, 2006, transfer agent fees were $263,548 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                  Fee Retained
                                                                 --------------
Small-Cap Value Fund.........................................        $91,410
Value Equity Fund............................................          8,796

   At February 28, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix-affiliated funds held 389,505 Class A shares of the Phoenix Small-Cap Value Fund with an aggregate net asset value of $7,346,064.

4. PURCHASES AND SALES OF SECURITIES

   Purchases and sales of securities during the period ended
February 28, 2006 (excluding U.S. Government and agency securities and short-term securities) were as follows:

                                             Purchases            Sales
                                            ------------       ------------
Small-Cap Value Fund....................    $153,798,251       $175,508,325
Value Equity Fund.......................      59,714,931         63,899,530

   There were no purchases or sales of long-term U.S. Government and agency securities during the period ended February 28, 2006.

5. CREDIT RISK AND ASSET CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

   At February 28, 2006, the Small-Cap Value Fund and the Value Equity Fund held $64,428,680 and $16,350,652, respectively, in investments issued by Financial Institutions, comprising 25% and 34% of the total net assets of each fund.

6. ILLIQUID SECURITIES

   Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund's Schedule of Investments where applicable.

PHOENIX INVESTMENT TRUST 97
NOTES TO FINANCIAL STATEMENTS
FEBRUARY 28, 2006 (UNAUDITED) (CONTINUED)


7. INDEMNIFICATIONS

   Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

   Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the Boston District Office issued a deficiency letter noting perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis, the Company notified the staff at the SEC Boston District Office that reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

   The Funds have capital loss carryovers which may be used to offset future capital gains, as follows:

                                                   Expiration Year
                                             -----------------------------
                                                 2011              Total
                                             -----------       -----------
Value Equity Fund........................    $14,293,280       $14,293,280

   The Trust may not realize the benefit of these losses to the extent the Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
AND SUBADVISORY AGREEMENTS FOR
PHOENIX SMALL-CAP VALUE FUND (THE "FUND")
FEBRUARY 28, 2006 (UNAUDITED)


   The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4th, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Phoenix/Zweig Advisers LLC (the "Subadvisor"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadvisor, the Subadvisor provides the day to day investment management for the Fund.

   During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadvisor's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of the investment oversight committee. With respect to compliance monitoring, the Board noted that PIC required quarterly compliance certifications from the Subadvisor and conducted compliance due diligence visits at the Subadvisor. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that, although the Fund had trailed its benchmark for the 3 and 5 year periods, the Fund outperformed the benchmark for the more recent 1 year and year-to-date periods. The Board noted that the Lipper peer group ranking of the Fund appeared to be improving as well.

   PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the voluntary reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
AND SUBADVISORY AGREEMENTS FOR
PHOENIX SMALL-CAP VALUE FUND (THE "FUND")
FEBRUARY 28, 2006 (UNAUDITED) (CONTINUED)


   MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund were approximately equal to the average total expenses for comparable funds and that, although the contractual management fee was slightly higher than the median for the peer group, when fee waivers were factored in, the management fee was less than the median. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report and concluded that such fee and expenses were reasonable.

   ECONOMIES OF SCALE. The Board noted that the management fee included breakpoints based on the amount of assets under management. The Board also noted that it was likely that PIC and the Fund would achieve certain economies of scale as the assets grew covering certain fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

   NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadvisor to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadvisor and the portfolio managers. In this regard, the Board noted that each member of the portfolio management team had over 10 years of experience in the investment management business. Turning to compensation, the Board noted that a primary factor in the Subadvisor's determination of the amount of bonus compensation to portfolio managers was the relative investment performance of the funds that they managed which would align their interests with those of the Fund's shareholders. The Board also considered and was satisfied with the adequacy of the Subadvisor's compliance program.

   INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class A shares for the 1, 3 and 5 year periods ended September 30, 2005 and the year-to-date period ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted and was satisfied that, although the Fund had trailed its benchmark for the 3 and 5 year periods, the Fund outperformed the benchmark for the more recent 1 year and year-to-date periods. The Board noted that the Lipper peer group ranking of the Fund appeared to be improving as well.

   PROFITABILITY. The Board did not separately review profitability information for the Subadvisor noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

   ECONOMIES OF SCALE. The Board also considered the existence of any economies of scale and whether those economies would be passed along to the Fund's shareholders but noted that any economies would most likely be generated at the fund level and not necessarily at the subadvisor level.

                   MATTERS SUBMITTED TO A VOTE OF SHAREHOLDERS
                         RESULTS OF SHAREHOLDER MEETING
                               SEPTEMBER 16, 2005
                                   (UNAUDITED)


   At a Special meeting of Shareholders of Phoenix Value Equity Fund (the "Fund") held on September 16, 2005, Shareholders voted on the following proposals:

        1. To approve a new Investment Advisory Agreement between the Fund and Phoenix Investment Counsel, Inc. ("PIC")

        2. To approve a Subadvisory Agreement between PIC and Acadian Asset Management, Inc.

        3. To permit PIC to hire and replace subadvisers or to modify subadvisory agreements without shareholder approval.

NUMBER OF ELIGIBLE UNITS VOTED:


                                                           FOR            AGAINST         ABSTAIN      BROKER NON-VOTES
                                                           ---            -------         -------      ----------------
1. Approve a new Investment Advisory Agreement...       2,454,699.849     21,103.061      145,234.379         n/a

2. Approve a new Subadvisory Agreement...........       2,430,004.176     22,409.282      168,623.831         n/a

3. Permission for PIC to hire and replace
   subadvisers or to modify subadvisory
   Agreements without shareholder approval.......       1,242,785.088     66,384.568      174,669.633    1,137,198.000

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
PHOENIX INVESTMENT TRUST 97
101 Munson Street
Greenfield, MA 01301



TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill(1)
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris(2)
James M. Oates
Donald B. Romans(1)
Richard E. Segerson

OFFICERS
Daniel T. Geraci, President
George R. Aylward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief
   Compliance Officer
Nancy G. Curtiss, Chief Financial Officer and
   Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer,
   Counsel and Secretary


(1) Pursuant to the Trust's retirement policy, Messrs. Dill and Romans will retire from the Board of Trustees effective April 29, 2006.
(2) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.



INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT
Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US
Mutual Fund Services                                             1-800-243-1574
Advisor Consulting Group                                         1-800-243-4361
Telephone Orders                                                 1-800-367-5877
Text Telephone                                                   1-800-243-1926
Web site                                                       PHOENIXFUNDS.COM



--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                                                 ---------------
                                                                    PRESORTED
                                                                     STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                  Louisville, KY
                                                                 Permit No. 1051
                                                                 ---------------


[GRAPHIC OMITTED] PHOENIXFUNDS(SM)


PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480



For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PhoenixFunds.com.


NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP214
BPD25789                                                                    4-06




ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

    (a)(1)   Not applicable.

    (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

    (a)(3)   Not applicable.

    (b)      Certifications  pursuant  to Rule  30a-2(b)  under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Phoenix Investment Trust 97
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           May 5, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date           May 5, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date           May 4, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.